Summary of changes in share options relating to ordinary shares granted (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share options, Beginning Balance	107,503
Weighted average exercise price, Beginning Balance	$ 8.0
Weighted average remaining contractual life outstanding	6 years 10 months 24 days	7 years 4 months 24 days
Aggregate intrinsic value, Beginning Balance
Number of share options, Granted
Weighted average exercise price, Granted
Number of share options , Exercised
Weighted average exercise price ,Exercised
Number of share options , Canceled/forfeited	(28,664)
Weighted average exercise price, Canceled/forfeited	$ 8.0
Number of share options, Beginning Balance	78,839	107,503
Weighted average exercise price, Beginning Balance	$ 8.0	$ 8.0
Aggregate intrinsic value, Beginning Balance
Number of share options, Vested and exercisable	66,047
Weighted average exercise price,Vested and exercisable	$ 8.0
Weighted average remaining contractual life, Vested and exercisable	6 years 10 months 24 days
Aggregate intrinsic value,Vested and exercisable
Number of share options , Vested and expected to vest	78,534
Weighted average exercise price, Vested and expected to vest	$ 8.0
Weighted average remaining contractual life, Vested and expected to vest	6 years 10 months 24 days
Aggregate intrinsic value, Vested and expected to vest